Summary of Significant Accounting Policies (Details) - Schedule of financial instruments - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial assets
Cash and cash equivalents	$ 25,823	$ 21,648
Time deposits in other financial institutions		248
Available-for-sale securities	10,477	33
Held-to-maturity securities	323	476
Loans held for sale	153	1,336
Loans receivable - net	271,994	306,346
Federal Home Loan Bank stock
Accrued interest receivable	649	694
Financial liabilities
Deposits	239,834	227,183
Federal Home Loan Bank advances	33,688	57,314
Advances by borrowers for taxes and insurance	766	838
Accrued interest payable	12	20
Level 1 [Member]
Financial assets
Cash and cash equivalents	25,823	21,648
Time deposits in other financial institutions		248
Available-for-sale securities
Held-to-maturity securities
Loans held for sale
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities
Deposits	115,152	101,951
Federal Home Loan Bank advances
Advances by borrowers for taxes and insurance
Accrued interest payable
Level 2 [Member]
Financial assets
Cash and cash equivalents
Time deposits in other financial institutions
Available-for-sale securities	10,477	33
Held-to-maturity securities	323	476
Loans held for sale	153	1,336
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable	649	694
Financial liabilities
Deposits	124,682	125,232
Federal Home Loan Bank advances	33,688	57,314
Advances by borrowers for taxes and insurance	766	838
Accrued interest payable	12	20
Level 3 [Member]
Financial assets
Cash and cash equivalents
Time deposits in other financial institutions
Available-for-sale securities
Held-to-maturity securities
Loans held for sale
Loans receivable - net	271,994	306,346
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities
Federal Home Loan Bank advances
Advances by borrowers for taxes and insurance
Accrued interest payable
Carrying value [Member]
Financial assets
Cash and cash equivalents	25,823	21,648
Time deposits in other financial institutions		247
Available-for-sale securities	10,477	33
Held-to-maturity securities	339	462
Loans held for sale	152	1,307
Loans receivable - net	274,583	297,902
Federal Home Loan Bank stock	6,498	6,498
Accrued interest receivable	649	694
Financial liabilities
Deposits	239,857	226,843
Federal Home Loan Bank advances	34,066	56,873
Advances by borrowers for taxes and insurance	766	838
Accrued interest payable	$ 12	$ 20